Label	Element	Value
Stone Ridge Bitcoin Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Stone Ridge Bitcoin Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Stone Ridge Bitcoin Strategy Fund’s (the “Fund”) investment objective is capital appreciation. There can be no assurance that the Fund will achieve its investment objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
A change in the securities held by the Fund is known as “portfolio turnover.” A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities. For the fiscal period ended October 31, 2021, the Fund’s portfolio turnover rate was 0.00%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as describedabove) remain the same and takes into account the effect of the expense reimbursement (if any) during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Stone Ridge Bitcoin Strategy Fund seeks capital appreciation. The Fund pursues its investment strategy primarily by investing in bitcoin futures contracts and in pooled investment vehicles that invest directly or indirectly in bitcoin (collectively, “bitcoin-related investments”). The Fund does not invest in bitcoin or other digital assets directly. In addition, the Fund expects to have significant holdings of cash, U.S. government securities, mortgage-backed securities issued or guaranteed by U.S. government agencies, instrumentalities or sponsored enterprises of the U.S. government (whether or not the securities are U.S. government securities, “Agency MBS”), municipal debt securities, money market funds and investment grade securities issued by foreign governments, supranational entities and, to a lesser extent, corporations (the “Cash and Fixed Income Investments”). The Cash and Fixed Income Investments are intended to provide liquidity, to serve as collateral for the Fund’s futures contracts and to support the Fund’s use of leverage.
The Fund seeks to invest in bitcoin-related investments so that the total value of the bitcoin to which the Fund has economic exposure is between 100% and 125% of the net assets of the Fund (the “Target Exposure”). The Fund’s Target Exposure will generally not be changed based on the daily price changes of bitcoin or the Fund’s bitcoin-related investments. There can be no assurance that the Fund will be able to achieve or maintain the Target Exposure. The Fund generally expects to seek to maintain exposure to the value of bitcoin equal to 100% of its net assets, but may increase such exposure to try to offset any negative futures basis that may exist, although the Fund is not required to do so. “Futures basis” refers to the difference between the current market value of bitcoin (the “spot” price) and the price of the cash-settled bitcoin futures contracts. A negative futures basis exists when cash-settled bitcoin futures contracts generally trade at a premium to the current market value of bitcoin. If a negative futures basis exists, the Fund’s investments in bitcoin futures contracts will generally underperform a direct investment in bitcoin. The Fund may also experience tracking error (i.e., the Fund may underperform a direct investment in bitcoin) for other reasons. To the extent that the Fund’s economic exposure to bitcoin exceeds 100% of the net assets of the Fund, the Fund will generally have leveraged exposure to the value of bitcoin. This means that any changes in value of bitcoin will generally result in proportionally larger changes in the Fund’s NAV, including the potential for greater losses than if the Fund’s exposure to the value of bitcoin were unleveraged.
The Fund may also obtain leverage in the form of borrowings, which would typically be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest. The value of an investment in the Fund will be more volatile and other risks tend to be compounded to the extent that the Fund is exposed to leverage. See “Investment Objective, Strategies and Risks — Risks of Investing — Borrowing and Leverage Risk” below.

The Fund’s size will be limited by Chicago Mercantile Exchange (“CME”) position limits, which prevent any single investor, such as the Fund (together with all other accounts required to be aggregated), from holding more than a specified number of a particular type of futures contract. As of December 31, 2021, the CME’s position limits would limit the Fund to holding no more than 4,000 spot month bitcoin futures contracts (fewer if the other accounts required to be aggregated also held any such contracts or options on such contracts). Because the Fund seeks to obtain a Target Exposure equal to at least 100% of the Fund’s net assets, and assuming the Fund only obtains such exposure using spot month bitcoin futures contracts (as opposed to investing in other bitcoin-related investments), the CME position limits would limit the Fund’s net assets to a maximum of approximately $926 million as of such date. In addition, the Fund’s futures commission merchants (“FCMs”) may limit the Fund’s ability to invest in bitcoin futures contracts, which may limit the Fund’s maximum net assets. The Fund generally expects that it will close to new investments at any time that it becomes necessary to do so in order to comply with the CME position limits or FCM limits and, during such closings, the Fund may choose to permit only the reinvestment of dividends by existing shareholders, or it may choose to prohibit such reinvestment. The Fund may re‑open to new investment and subsequently close again to new investment at any time at the discretion of the Adviser. During any time the Fund is closed to new investments, Fund shareholders will continue to be able to redeem their shares.
Bitcoin and bitcoin futures contracts are a relatively new asset class and are subject to unique and substantial risks, including the risk that the value of the Fund’s investments could decline rapidly, including to zero. Bitcoin and bitcoin futures contracts have historically been more volatile than traditional asset classes. You should be prepared to lose your entire investment.
Bitcoin
Bitcoin is a digital asset, the ownership and behavior of which are determined by participants in an online, peer‑to‑peer network that connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Bitcoin network, commonly referred to as the Bitcoin protocol. The value of bitcoin, like the value of other digital assets, is not backed by any government, corporation or other identified body. Ownership and the ability to transfer or take other actions with respect to bitcoin is protected through public‑key cryptography. The supply of bitcoin is constrained formulaically by the Bitcoin protocol instead of being explicitly delegated to an identified body (e.g., a central bank or corporate treasury) to control. Units of bitcoin are treated as fungible. Bitcoin and certain other types of digital assets are sometimes referred to as digital currencies or cryptocurrencies. No single entity owns or operates the Bitcoin network, the infrastructure of which is collectively maintained by (1) a decentralized group of participants who run computer software that results in the recording and validation of transactions (commonly referred to as “miners”), (2) developers who propose improvements to the Bitcoin protocol and the software that enforces the protocol and (3) users who choose what Bitcoin software to run. Bitcoin was released in 2009 and, as a result, there is relatively little data on its long-term investment potential. Bitcoin is not backed by a government-issued legal tender or other assets or currency.
Bitcoin Futures Contracts
The Fund seeks to achieve the Target Exposure by purchasing bitcoin futures contracts. Futures contracts are financial contracts the value of which depends on, or is derived from, the underlying reference asset. In the case of bitcoin futures contracts, the underlying reference asset is bitcoin. Futures contracts may be physically-settled or cash-settled. The only futures contracts in which the Fund invests are cash-settled bitcoin futures contracts traded on commodity exchanges registered with the CFTC. “Cash-settled” means that when the relevant futures contract expires, if the value of the underlying asset exceeds the futures contract price, the seller pays to the purchaser cash in the amount of that excess, and if the futures contract price exceeds the value of the underlying asset, the purchaser pays to the seller cash in the amount of that excess. In a cash-settled futures contract on bitcoin, the amount of cash to be paid is equal to the difference between the value of the bitcoin underlying the futures contract at the close of the last trading day of the contract and the futures contract price specified in the agreement. The CME has specified that the value of bitcoin underlying bitcoin futures contracts traded on the
CME will be determined by reference to a volume-weighted average of bitcoin trading prices on multiple bitcoin trading venues. The Fund generally does not intend to close out or sell its futures contracts except (i) to meet redemptions or (ii) when a bitcoin futures contract is nearing expiration, at which point the Fund will generally sell it and use the proceeds to buy a bitcoin futures contract with a later expiration date in order to maintain its futures exposure. This is commonly referred to as “rolling.”
Pooled Investment Vehicles
The Fund intends to invest in pooled investment vehicles that invest directly or indirectly in bitcoin and are managed by unaffiliated third parties if such investments are available in the market and meet the Adviser’s investment criteria.
Cash and Fixed Income Investments
In addition to the Fund’s bitcoin-related investments, the Fund expects to have significant holdings of Cash and Fixed Income Investments. The Cash and Fixed Income Investments are intended to provide liquidity, to serve as collateral for the Fund’s bitcoin futures contracts and to support the Fund’s use of leverage. Although the amount of Cash and Fixed Income Investments held by the Fund may change over time and will be determined primarily by the amount needed to seek to achieve or maintain the Target Exposure, the Fund intends, under normal circumstances, to invest up to approximately 40% of its total assets in investment-grade fixed income investments that are Agency MBS, municipal debt securities or that are issued by foreign governments, supranational entities or corporations (with the remaining assets of the Fund invested in cash, cash equivalents, U.S. government securities and a wholly-owned and controlled subsidiary (the “Subsidiary”) organized in the Cayman Islands and advised by Stone Ridge Asset Management LLC). In addition, because the Fund intends to qualify as a RIC under the Code, the Fund will generally hold Cash and Fixed Income Investments such that, at the end of each fiscal quarter, at least 50% of the value of the Fund’s total assets is represented by cash, U.S. government securities, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors or clients and is not designed to be a complete investment program. An investment in the Fund involves a high degree of risk and may be considered a speculative investment. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. Before making an investment/allocation decision, investors should (i) consider the suitability of this investment with respect to an investor’s or a client’s investment objectives and individual situation and (ii) consider factors such as an investor’s or a client’s net worth, income, age, and risk tolerance. Investment should be avoided where an investor/client has a short-term investing horizon and/or cannot bear the loss of some or all of the investment.
The Fund is subject to the principal risks described below, whether through its direct investments, investments by the Subsidiary or other pooled investment vehicles or the Fund’s derivatives positions. As with any mutual fund, there is no guarantee that the Fund will achieve its investment objective. You could lose all or part of your investment in the Fund, and the Fund could underperform other investments.
The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objective, Strategies and Risks — Risks of Investing” below.
Market and Volatility Risk. The value of certain of the Fund’s investments, including bitcoin-related investments, is subject to market risk. Market risk is the risk that the value of the investments to which the Fund is exposed will fall, which could occur due to general market or economic conditions or other factors.

Bitcoin has historically exhibited higher price volatility than more traditional asset classes; for example, during the period from December 17, 2017 to December 14, 2018, bitcoin experienced a decline of roughly 84%, and from April 15, 2021 to July 20, 2021, bitcoin experienced a decline of roughly 53%.
The value of bitcoin and, therefore, of the Fund’s bitcoin-related investments, could decline rapidly, including to zero. You should be prepared to lose your entire investment.
Passive Investment Risk. The Fund will generally hold its bitcoin-related investments during periods in which the value of bitcoin is flat or declining as well as during periods in which the value of bitcoin is rising, and the Adviser will generally not seek to change the Fund’s Target Exposure based on daily price changes. For example, if the Fund’s bitcoin-related investments are declining in value, the Fund generally will not close out or sell its positions except in order to meet redemption requests.
Risks Related to the Bitcoin Market in General.
Bitcoin Adoption Risk. The further development and acceptance of the Bitcoin network, which is part of a new and rapidly changing industry, is subject to a variety of factors that are difficult to evaluate. The slowing, stopping or reversing of the development or acceptance of the Bitcoin network may adversely affect the price of bitcoin and therefore cause the Fund to suffer losses.
The growth of this asset class is subject to a high degree of uncertainty, and the factors affecting its further development, include, but are not limited to, the continued growth or possible reversal in the adoption of bitcoin, government regulation over bitcoin, the maintenance and development of the Bitcoin network, the availability and popularity of other mediums of exchange for buying and selling goods and services and consumer or public perception of bitcoin specifically or other digital assets generally. Currently, there is relatively limited use of bitcoin in the retail and commercial marketplace in comparison to relatively extensive use as a store of value, thus contributing to price volatility (meaning prices may fluctuate widely) that could adversely affect the Fund’s bitcoin-related investments.
Miner Collusion Risk. Miners, functioning in their transaction confirmation capacity, collect fees for each bitcoin transaction they confirm. Miners have historically accepted relatively low transaction confirmation fees. If miners collude in an anticompetitive manner to reject low transaction fees, then bitcoin users could be forced to pay higher fees, thus reducing the attractiveness of the Bitcoin network. Any collusion among miners may adversely impact the attractiveness of the Bitcoin network and may adversely impact the Fund’s bitcoin-related investments.
Bitcoin Cybersecurity Risk. Cybersecurity exploitations or attacks against the Bitcoin protocol and of entities that custody or facilitate the transfers or trading of bitcoin could result in a significant theft of bitcoin and a loss of public confidence in bitcoin, which could lead to a decline in the value of bitcoin and, as a result, adversely impact the Fund’s bitcoin-related investments.
Additionally, if a malicious actor or botnet (i.e., a volunteer or hacked collection of computers controlled by networked software coordinating the actions of the computers) obtains control of more than 50% of the processing power of the Bitcoin network, such actor or botnet could alter the blockchain and adversely affect the value of bitcoin, which would adversely affect the Fund’s bitcoin-related investments.
Bitcoin Regulatory Risk. Regulatory changes or actions may alter the nature of an investment in bitcoin or restrict the use of bitcoin or the operations of the Bitcoin network or venues on which bitcoin trades in a manner that adversely affects the price of bitcoin and, therefore, the Fund’s bitcoin-related investments. For example, it may become difficult or illegal to acquire, hold, sell or use bitcoin in one or more countries, which could adversely impact the price of bitcoin.
Future Regulatory Action Risk. There is a possibility of future regulatory change altering, perhaps to a material extent, the ability to buy and sell bitcoin and bitcoin futures. Similarly, future regulatory changes could impact the ability of the Fund to achieve its investment objective or alter the nature of an investment in the Fund or the ability of the Fund to continue to operate as planned.
Bitcoin Trading Venues Operational Risk. Over the past several years, a number of venues through which bitcoin trades have been closed due to fraud, failure or security breaches. In many of these instances, the customers of such exchanges were not compensated or made whole for the partial or complete losses of their account balances in such exchanges. In addition, some academics and market observers have put forth evidence to support claims that manipulative trading activity has occurred on certain bitcoin exchanges. Operational problems or failures by bitcoin trading venues and fluctuations in bitcoin prices may reduce confidence in these venues or in bitcoin generally, which could adversely affect the price of bitcoin and therefore adversely affect the Fund’s bitcoin-related investments.
Bitcoin Futures Contract Risk. The Fund expects to obtain exposure to bitcoin through futures contracts. Bitcoin futures are financial contracts the value of which depends on, or is derived from, bitcoin as the underlying reference asset. Bitcoin futures contracts involve the risk that changes in their value may not move as expected relative to changes in the value of bitcoin. Futures contracts exhibit “futures basis,” which refers to the difference between the current market value of bitcoin (the “spot” price) and the price of the cash-settled bitcoin futures contracts. A negative futures basis exists when cash-settled bitcoin futures contracts generally trade at a premium to the current market value of bitcoin. If a negative futures basis exists, the Fund’s investments in bitcoin futures contracts will generally underperform a direct investment in bitcoin, and, therefore, it may be more difficult for the Fund to maintain the Target Exposure. There can also be no guarantee that there will be a correlation between price movements in bitcoin futures contracts and in the price of bitcoin. As a result, the use of bitcoin futures contracts involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets, and may be considered a speculative investment.
While the bitcoin futures market has grown substantially since bitcoin futures commenced trading, there can be no assurance that this growth will continue. Bitcoin futures are subject to collateral requirements and daily limits that may limit the Fund’s ability to achieve the Target Exposure, resulting in losses or otherwise preventing the Fund from achieving its objective.
The underlying cash or spot markets for bitcoin are generally not regulated by the Commission or the CFTC. Underlying bitcoin markets may not be subject to registration, licensing or fitness requirements, audit trail or trade reporting rules, market integrity rules, wash sale, spoofing or other anti-fraud rules, disaster recovery or cybersecurity requirements, surveillance requirements, or anti-money laundering rules that are as stringent as those to which national securities exchanges and futures exchanges are subject. Because of these factors, bitcoin markets may be more susceptible to fraud and manipulation, which could adversely affect the price of bitcoin and thereby the Fund’s investment in bitcoin futures.
Pooled Investment Vehicle Risk. The Fund’s investments in pooled investment vehicles that invest in bitcoin are subject to the bitcoin-related risks described herein. In addition, such pooled investment vehicles are subject to risk with respect to the custody of their bitcoin holdings. As an investor in a pooled investment vehicle, the Fund will generally have no right or power to take part in the management of the vehicle, and no assurance can be given that the vehicle will be successful in achieving its investment objective. Private pooled investment vehicles that invest in bitcoin are generally not registered investment companies under the 1940 Act, the Securities Act of 1933, as amended or any state securities laws, and therefore, investors (like the Fund) will not benefit from the same protections and restrictions afforded under such laws. The Fund will also be subject to management fees and other expenses for its investments pooled investment vehicles.
Target Exposure and Rebalancing Risk. Although the Fund seeks to achieve and maintain exposure to bitcoin equal to the Target Exposure, it is possible in certain circumstances that the Fund may not succeed in achieving or maintaining this exposure, possibly maintaining substantially lower exposure for extended periods of time.
This could happen if the Fund’s FCMs or the exchange increase the amount of collateral the Fund is required to post to the point that the Fund is not able to purchase sufficient futures contracts to reach the Target Exposure or if the futures contracts held by the Subsidiary do not have sufficient exposure to bitcoin to reach the Target Exposure without the Fund having to invest more than 25% of its total assets in the Subsidiary. There can be no assurance that the Fund’s FCM(s) or the exchange will not increase the amount of collateral the Fund is required to post, thereby causing the Fund to reduce its exposure to bitcoin.
Tracking Error Risk. There are several factors that may cause the returns of the Fund to differ substantially from the returns from holding an amount of bitcoin equal to the Target Exposure directly.
Borrowing and Leverage Risk. The Fund seeks to achieve and maintain the Target Exposure by using leverage inherent in futures contracts and through reverse repurchase agreements, and may also obtain leverage in the form of borrowings, which would typically be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest. Therefore, the Fund is subject to leverage risk. Leverage can have the effect of magnifying the Fund’s exposure to changes in the value of its assets and may also result in increased volatility in the Fund’s net asset value (“NAV”), including the potential for greater losses than if the Fund owned its assets on an unleveraged basis.
Reverse Repurchase Agreement Risk. Reverse repurchase agreements involve substantial risk, including the risk of loss due to adverse movements in the price or value of the underlying reference, failure of a counterparty or tax or regulatory constraints.
Illiquidity Risk. Illiquidity risk is the risk that the investments held by the Fund may be difficult or impossible to sell at the time that the Fund would like without significantly changing the market value of the investment. The Fund may invest at the time of purchase up to 15% of its net assets in illiquid securities.
Debt Investing Risk. The values of debt securities to which the Fund is exposed change in response to interest rate changes. In general, the value of a debt security is likely to fall as interest rates rise. This risk is generally greater for obligations with longer maturities or for debt securities that do not pay current interest (such as zero‑coupon securities). Interest rate changes can be sudden and unpredictable, and the Fund may lose money as a result.
Non‑Diversification Risk. The Fund is classified as a “non‑diversified” fund under the 1940 Act. Accordingly, the Fund may invest a greater portion of its assets in the securities of a single issuer than if it were a “diversified” fund. To the extent that the Fund invests a higher percentage of its assets in the securities of a single issuer, the Fund is subject to a higher degree of risk associated with and developments affecting that issuer than a fund that invests more widely.
Portfolio Turnover Risk. The Fund’s portfolio turnover and frequent trading of futures contracts may result in higher transaction costs than if the Fund traded less frequently.
Limited Operating History Risk. The Fund has a limited operating history. As a result, prospective investors have a limited track record and history on which to base their investment decision.
Tax Risk. The Fund currently intends to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of Chapter 1 of the Code. In order to qualify for such treatment, the Fund must derive at least 90% of its gross income each taxable year from qualifying income, meet certain asset diversification tests at the end of each fiscal quarter, and distribute at least 90% of its investment company taxable income. The Fund’s investment strategy will potentially be limited by its intention to qualify for treatment as a RIC, and income generated from pooled investment vehicles could also cause the Fund to fail to qualify for treatment as a RIC under the Code.
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible that investing in the Fund may result in a loss of some or all of the amount invested.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non‑Diversification Risk. The Fund is classified as a “non‑diversified” fund under the 1940 Act. Accordingly, the Fund may invest a greater portion of its assets in the securities of a single issuer than if it were a “diversified” fund. To the extent that the Fund invests a higher percentage of its assets in the securities of a single issuer, the Fund is subject to a higher degree of risk associated with and developments affecting that issuer than a fund that invests more widely.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
In the future, this section will show how the Fund’s total return has varied from year‑to‑year, along with a broad-based market index for reference. Because the Fund has not operated for a full calendar year as of the date of this prospectus, there is no past performance to report. Past performance (before and after taxes) is not an indication of future performance. Performance data current to the most recent month end may be obtained by calling (855) 609‑3680.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	In the future, this section will show how the Fund’s total return has varied from year‑to‑year, along with a broad-based market index for reference.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has not operated for a full calendar year as of the date of this prospectus, there is no past performance to report.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(855) 609‑3680
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Stone Ridge Bitcoin Strategy Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest Payments on Borrowed Funds	rr_Component1OtherExpensesOverAssets	0.25%	[1]
Recoupment	rr_Component2OtherExpensesOverAssets	none	[1],[2]
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	3.55%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	3.80%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.30%
(Fee Waiver and/or Expense Reimbursement)	rr_FeeWaiverOrReimbursementOverAssets	(3.02%)	[2]
Total Annual Fund Operating Expenses After (Fee Waiver/Expense Reimbursement)	rr_NetExpensesOverAssets	1.28%
1 Year	rr_ExpenseExampleYear01	$ 130
3 Years	rr_ExpenseExampleYear03	1,029
1 Year	rr_ExpenseExampleNoRedemptionYear01	130
3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 1,029
Stone Ridge Bitcoin Strategy Fund | Class M
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Interest Payments on Borrowed Funds	rr_Component1OtherExpensesOverAssets	0.25%	[1]
Recoupment	rr_Component2OtherExpensesOverAssets	none	[1],[2]
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	3.55%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	3.80%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.45%
(Fee Waiver and/or Expense Reimbursement)	rr_FeeWaiverOrReimbursementOverAssets	(3.02%)	[2]
Total Annual Fund Operating Expenses After (Fee Waiver/Expense Reimbursement)	rr_NetExpensesOverAssets	1.43%
1 Year	rr_ExpenseExampleYear01	$ 146
3 Years	rr_ExpenseExampleYear03	1,072
1 Year	rr_ExpenseExampleNoRedemptionYear01	146
3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 1,072

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]
Through February 28, 2023, the Adviser (defined below) has contractually agreed to waive its management fee and/or pay or otherwise bear operating and other expenses of the Fund or a Class thereof (including organizational and offering expenses, but excluding the Fund’s investment management fee, brokerage and transactional expenses, borrowing and other investment-related costs and fees including interest payments on borrowed funds, interest and commitment fees, short dividend expense, acquired fund fees and expenses, taxes, litigation and indemnification expenses, judgments and extraordinary expenses not incurred in the ordinary course of the Fund’s business (collectively, the “Excluded Expenses”)) solely to the extent necessary to limit the Total Annual Fund Operating Expenses, other than Excluded Expenses, of the applicable Class to 0.50% for Class I shares and 0.65% for Class M shares of the average daily net assets attributable to such Class of shares. The Adviser shall be entitled to recoup in later periods expenses attributable to a Class that the Adviser has paid or otherwise borne (whether through reduction of its management fee or otherwise) to the extent that the expenses for the Class of shares (including organizational and offering expenses, but excluding Excluded Expenses) after such recoupment do not exceed the lower of (i) the annual expense limitation rate in effect at the time of the actual waiver/reimbursement and (ii) the annual expense limitation rate in effect at the time of the recoupment; provided that the Adviser shall not be permitted to recoup any such fees or expenses beyond three years from the end of the month in which such fee was reduced or such expense was reimbursed. The expense limitation agreement may only be modified by a majority vote of the trustees who are not “interested persons” of the Fund (as defined by the Investment Company Act of 1940, as amended (the “1940 Act”)) and the consent of the Adviser.